SUPPLEMENT DATED MARCH 11, 2015
to

TO PROSPECTUS DATED APRIL 30, 2010
FOR PREFERRED ADVISOR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KMA VARIABLE ACCOUNT

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2015, the Columbia Variable Portfolio –International Opportunities Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Preferred Advisor 3/2015